Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 131,997	€ 69,419	€ 53,361
Sales and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	1,710	0	0
Consulting and professional fees	4,012	0	0
Other expenses	709	0	0
Operating expenses	€ 6,431	€ 0	€ 0